Segmented Information (Tables)	12 Months Ended
Apr. 30, 2020
Disclosure Of Operating Segments [Abstract]
Disclosure of Selected Financial Information by Geographical Segment

The Company operates in three reportable geographical and one operating segment.  Selected financial information by geographical segment is as follows:

	Mexico				Canada	USA	April 30, 2020
	Bernal	Cortez/Altiplano	Other	Total			Total
Revenue
Mined Ore	$24,820	$—	$—	$24,820	$—	$—	$24,820
Cost of sales:
Mined Ore	(19,150)	—	—	(19,150)	—	—	(19,150)
Depreciation	(3,686)	—	—	(3,686)	—	—	(3,686)
Earnings from operations	1,984	—	—	1,984	—	—	1,984
Corporate costs and taxes	(3,022)	(31)	43	(3,010)	(2,534)	(30)	(5,574)
Sale of Altiplano	—	(39)	—	(39)	—	—	(39)
Loss for the year	(1,038)	(70)	43	(1,065)	(2,534)	(30)	(3,629)
Mining interest, plant and equipment	35,268	—	—	35,268	34	—	35,302
Non-Current Assets	39,511	—	3,186	42,697	3,207	2,209	48,113
Total assets	$44,829	$48	$3,392	$48,269	$3,930	$2,214	$54,413

	Mexico				Canada	USA	April 30, 2019
	Bernal	Cortez/Altiplano	Other	Total			Total
Revenue
Mined Ore	$27,053	$—	$—	$27,053	$—	$—	$27,053
Purchase Concentrate	1,633	4,109	—	5,742	—	—	5,742
Cost of sales:
Mined Ore	(22,975)	—	—	(22,975)	—		(22,975)
Purchase Concentrate	(1,550)	(4,341)	—	(5,891)	—	—	(5,891)
Depreciation	(3,775)	(118)	—	(3,893)	—	—	(3,893)
Earnings (loss) from operations	386	(350)	—	36	—	—	36
Corporate costs and taxes	(2,999)	(972)	(161)	(4,132)	(2,357)	(24)	(6,513)
Bad debt expense San Pedrito	(441)	—	—	(441)	—	—	(441)
Write off Mining Interest	—	(4,804)	—	(4,804)	—	—	(4,804)
Disposal of Exploration and Evaluation	—	—	—	—	—	(82)	(82)
Loss for the year	(3,054)	(6,126)	(161)	(9,341)	(2,357)	(106)	(11,804)
Mining interest, plant and equipment	35,470	2,046	—	37,516	102	—	37,618
Total assets	$44,956	$2,228	$3,517	$50,701	$4,219	$2,085	$57,005
		Mexico			Canada	USA	April 30, 2018
	Bernal	Altiplano	Other	Total			Total
Revenue
Mined Ore	$21,005	$—	$—	$21,005	$—	$—	$21,005
Purchase Concentrate	3,976	2,826	—	6,802	—	—	6,802
Cost of sales:
Mined Ore	(20,532)	—	(140)	(20,672)	—	—	(20,672)
Purchase Concentrate	(3,654)	(3,496)	—	(7,150)	—	—	(7,150)
Depreciation	(4,492)	(421)	—	(4,913)	—	—	(4,913)
Earnings (loss) from operations	(3,697)	(1,091)	(140)	(4,928)	—	—	(4,928)
Corporate costs and taxes	4,343	294	(409)	4,228	(3,586)	12	654
Write off Mining Interest	(6,713)	—	—	(6,713)	—	—	(6,713)
Disposal of Exploration and Evaluation	(1,079)	—	118	(961)	—	(52)	(1,013)
Loss for the year	(7,145)	(797)	(432)	(8,374)	(3,586)	(40)	(12,000)
Mining interest, plant and equipment	35,302	6,005	1	41,308	168	—	41,476
Total assets	$48,614	$8,095	$3,930	$60,639	$3,537	$2,150	$66,326